LONG-TERM LOANS (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	13 Months Ended
	Oct. 31, 2018	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Loan taken from Kreos Capital for the payment	$ 10
Loan Agreement With Kreos Capital [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement		$ 40
Loan Agreement With Kreos Capital [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees		9.50%
Loan Agreement With Kreos Capital [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees		11.00%
Loan Agreement With Kreos Capital [Member] | First tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement		$ 10
Loan Agreement With Kreos Capital [Member] | Second tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement		$ 30